Financing Arrangements (Details) - Schedule of Financing Arrangement - Unique Logistics International, Inc. [Member] - USD ($)	May 31, 2023	May 31, 2022	Oct. 14, 2020
Financing Arrangements (Details) - Schedule of Financing Arrangement [Line Items]
Revolving Credit Facility	$ 8,050,227	$ 38,141,451
Term Debt	4,000,000
Notes Payable		608,333	$ 1,111,000
Total	12,050,227	38,749,784
Less: Current portion	8,050,227	38,749,784
Total	$ 4,000,000